PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 571,513	R$ 1,003,035
Net defined benefit liability	728,559
Net defined benefit liability	786,546	728,559
Balance at the end of the year	603,639	571,513
Present value of defined benefit obligation [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Net defined benefit liability	3,503,160	4,085,376
Net defined benefit liability	3,556,624	3,503,160
Current service costs	76,578	(17,843)
Interest on actuarial liabilities	374,090	358,301
Benefits paid	291,027	278,443
Member contributions paid	(233)	(182)
Actuarial losses (gains) adjusted by experience	25,662	(26,603)
Actuarial losses (gains) adjusted by financial assumptions	(71,246)	706,702
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions	1,162	0
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(91,892)	5,971
Balance at the end of the year	(117,397)	(91,892)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Present value of defined benefit obligation [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Net defined benefit liability	1,954,418	2,167,726
Net defined benefit liability	1,988,953	1,954,418
Current service costs	(1,836)	(2,037)
Interest on actuarial liabilities	209,624	186,004
Benefits paid	203,926	196,336
Member contributions paid	(233)	(182)
Actuarial losses (gains) adjusted by experience	(1,910)	(94,337)
Actuarial losses (gains) adjusted by financial assumptions	(24,858)	299,532
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions	0	0
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	663,405	997,064
Net defined benefit liability	1,548,742
Net defined benefit liability	1,567,671	1,548,742
Current service costs	(78,414)
Interest on actuarial liabilities	164,466
Benefits paid	(87,101)
Member contributions paid	0
Actuarial losses (gains) adjusted by experience	27,572
Actuarial losses (gains) adjusted by financial assumptions	(46,388)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions	1,162	0
Balance at the end of the year	721,036	663,405
Post-retirement health plans | Present value of defined benefit obligation [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Net defined benefit liability	R$ 1,548,742	1,917,650
Net defined benefit liability		1,548,742
Current service costs		(15,806)
Interest on actuarial liabilities		172,297
Benefits paid		82,107
Member contributions paid		0
Actuarial losses (gains) adjusted by experience		67,734
Actuarial losses (gains) adjusted by financial assumptions		R$ 407,170